Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 720,000	$ 103,000	$ 0
Restricted Shares Units [Member]
Activity for Service-Based Awards and Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	27,316
New cash settled awards granted (in shares)	20,348
Forfeited awards (in shares)	0
Awards settled (in shares)	(9,105)
Balance, End of period (in shares)	38,559	27,316
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 287,000	$ 41,000
Unrecognized compensation expense	$ 1,200,000
Unrecognized compensation expense, period of recognition	29 months
Performance Share Units [Member]
Activity for Service-Based Awards and Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	40,977
New cash settled awards granted (in shares)	30,520
Forfeited awards (in shares)	0
Awards settled (in shares)	0
Balance, End of period (in shares)	71,497	40,977
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 432,000	$ 62,000
Options maximum term	3 years
Unrecognized compensation expense	$ 1,700,000
Unrecognized compensation expense, period of recognition	29 months
Additional Disclosures [Abstract]
Percentage of shares vested after term	100.00%
Liability Awards [Member] | Restricted Shares Units [Member]
Activity for Service-Based Awards and Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	64,151
New cash settled awards granted (in shares)	21,660
Forfeited awards (in shares)	(4,271)
Awards settled (in shares)	(36,475)
Balance, End of period (in shares)	45,065	64,151
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 1,300,000	$ 1,100,000	1,600,000
Options maximum term	1 year
Unrecognized compensation expense	$ 1,300,000
Unrecognized compensation expense, period of recognition	23 months
Additional Disclosures [Abstract]
Percentage of shares vested after term	100.00%
Liability related to awards	$ 156,000	$ 202,000
Liability Awards [Member] | Performance Share Units [Member]
Activity for Service-Based Awards and Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	135,666
New cash settled awards granted (in shares)	29,092
Forfeited awards (in shares)	(1,027)
Awards settled (in shares)	(63,008)
Balance, End of period (in shares)	100,723	135,666
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 2,100,000	$ 1,500,000	$ 1,300
Options maximum term	3 years
Unrecognized compensation expense	$ 870,000
Unrecognized compensation expense, period of recognition	19 months
Additional Disclosures [Abstract]
Percentage of shares vested after term	100.00%
Liability related to awards	$ 3,600,000	$ 3,500,000